Commitments and Contingencies - Equilibrium Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Apr. 15, 2019
Related Party Transaction [Line Items]
Operating lease expense	$ 169	$ 70
Operating lease right-of-use assets, net	1,307,000	144,000	$ 2,196,000
Assets net	152,645,000	$ 3,701,000
Construction In Progress Related Party Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets, net	58,795,000
Assets net	54,649,000
Equilibrium
Related Party Transaction [Line Items]
Finance lease liability	59,216,000
Operating lease right-of-use assets, net	$ 56,748,000
Membership Interest Purchase and Sale Agreement | Equilibrium | Morehead Farm Llc [Member]
Related Party Transaction [Line Items]
Percent of membership interests acquired	100.00%
Purchase price	$ 125,000,000
Mortgage loan | Equilibrium
Related Party Transaction [Line Items]
Principal balance				$ 3,481
Interest rate (as a percent)				8.00%